Segment information (Revenue, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,580	$ 51	$ 5,069
Mainland China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	42	751
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,580	$ 9	$ 4,318